TAXATION	12 Months Ended
Dec. 31, 2020
TAXATION
TAXATION
8.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

BVI

Under the current laws of the BVI, the Company’s subsidiaries incorporated in the BVI is not subject to tax on income or capital gains. In addition, upon payments of dividends by the entity to their shareholders, no BVI withholding tax will be imposed.

Hong Kong SAR

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented.

USA

The Company’s subsidiaries incorporated in the USA are subject to profits tax at 21% statutory tax rate with respect to the profit generated from the USA.

8.	TAXATION (continued)

China

In March 2007, a new enterprise income tax law (the “New EIT Law”) in the PRC was enacted which became effective on January 1, 2008. The New EIT Law applies a unified 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises, unless a preferential EIT rate is otherwise stipulated. On April 14, 2008, relevant governmental regulatory authorities released further qualification criteria, application procedures and assessment processes for meeting the High and New Technology Enterprise (“HNTE”) status under the New EIT Law which would entitle qualified and approved entities to a favorable EIT tax rate of 15%. In April 2009, the State Administration for Taxation (“SAT”) issued Circular Guoshuihan [2009] No. 203 (“Circular 203”) stipulating that entities which qualified for the HNTE status should apply with in-charge tax authorities to enjoy the reduced EIT rate of 15% provided under the New EIT Law starting from the year when the new HNTE certificate becomes effective. The HNTE certificate is effective for a period of three years and can be renewed for another three years. Subsequently, an entity needs to re-apply for the HNTE status in order to be able to enjoy the preferential tax rate of 15%.

Income tax returns of PRC subsidiaries and the VIEs are filed on an individual entity basis. The Company has calculated its income tax provision using the separate return method in the combined and consolidated financial statements.

Beijing Zhong Zhi Shi Zheng and Beijing Zhong Zhi Xun Bo Data Information Technology Co., Ltd., two of the Company’s PRC subsidiaries, renewed and obtained the HNTE certificate, respectively, in October 2018, hence were entitled to the preferential income tax rate of 15% for the years between December 31, 2018 to December 31, 2020.

Xinjiang Zhong Zhi, one of the Company’s PRC subsidiaries, was entitled to a tax holiday for five years starting from 2017, because it was established in the Xinjiang Huoerguosi Economic and Technological Development Zone.

Xinjiang Zhong Zhi Shi Zheng Data Information Technology Co., Ltd. and Xinjiang Zhong Zhi Shi Zheng Big Data Co., Ltd, two of the Company’s PRC subsidiaries, were entitled to a tax holiday for five years starting from 2020, because they were established in the Xinjiang Huoerguosi Economic and Technological Development Zone.

The PRC tax laws and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. As of December 31, 2020, the Company has accrued withholding income tax of RMB62,000 on undistributed earnings of RMB620,000 generated by the Company’s PRC subsidiaries. As of December 31, 2020, the Company has not provided for income taxes on earnings of RMB336,470 generated by the Company’s PRC subsidiaries, as the Company plans to reinvest these earnings indefinitely in the PRC. The unrecognized deferred income tax liability related to these earnings was RMB33,647.

The PRC tax authorities have up to five years to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ tax years 2016 through 2020 remain open to examination by the respective taxing jurisdictions.

The components of income (loss) before income taxes are as follows:

	For the Year Ended December 31,
	2018	2019	2020
PRC, excluding Hong Kong SAR	194,154	291,928	335,102
Hong Kong SAR	1,314	(427)	(515)
Cayman Islands	—	(1,354)	(543,135)
BVI	—	41	(640)
USA	—	—	286
Total income (loss) before income taxes	195,468	290,188	(208,902)

8.	TAXATION (continued)

The Company’s income tax expense recognized in the combined and consolidated statements of comprehensive income (loss) consists of the following:

	For the Year Ended December 31,
	2018	2019	2020

Current income tax expense - PRC, excluding Hong Kong SAR	29,719	44,737	48,938
Current income tax expense - Hong Kong SAR	329	—	—
Deferred income tax expense - PRC, excluding Hong Kong SAR	—	—	60,516
Total income tax expense	30,048	44,737	109,454

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for each of the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the Year Ended
	December 31,
	2018	2019	2020
PRC statutory income tax rate	25.0%	25.0%	(25.0)%
Increase (decrease) in effective income tax rate resulting from:
Research and development bonus deduction	(1.7)%	(3.3)%	(5.9)%
Non-deductible selling, general and administrative expenses	1.6%	1.4%	1.6%
Effect of tax rate differential for non-PRC entities	—	0.1%	65.1%
Effect of preferential tax rates	(9.5)%	(9.2)%	(14.7)%
Effect of withholding tax for undistributed earnings from PRC subsidiaries	—	—	29.7%
Change in valuation allowance	—	0.1%	0.3%
Interest and penalties on unrecognized tax benefits	—	1.3%	1.3%
Actual income tax rate	15.4%	15.4%	52.4%

The principal components of deferred income tax assets and liabilities are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred income tax assets
Net operating loss carry forwards	273	729
Allowance for doubtful account	—	1,530
Long-term lease liabilities	5,652	4,114
Total deferred income tax assets, gross	5,925	6,373
Less: Valuation allowance	(273)	(729)
Total deferred income tax assets, net	5,652	5,644

Deferred income tax liabilities
Short-term investments	—	46
Right of use assets	5,652	4,114
Withholding income tax on distributable profits of the PRC subsidiaries	—	62,000
Total deferred income tax liabilities, gross	5,652	66,160

Net deferred income tax assets (included in other noncurrent assets)	—	1,528
Net deferred income tax liabilities (included in other noncurrent liabilities)	—	62,044

8.	TAXATION (continued)

The movements of the valuation allowance were as follows:

	For the Year Ended December 31,
	2018	2019	2020
Balance as of the beginning of the year	(24)	(78)	(273)
Additions of valuation allowance	(54)	(195)	(456)
Balance as of the end of the year	(78)	(273)	(729)

The valuation allowance as of December 31, 2019 and 2020 were primarily provided for the deferred income tax assets of certain Company’s PRC subsidiaries and the VIEs, which were at cumulative loss positions. In assessing the realization of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment. As of December 31, 2020, the Company had net operating loss from certain of its PRC subsidiaries and the VIEs of RMB2,918, which can be carried forward to offset future taxable profit. The net operating loss of RMB134, RMB705, and RMB2,079 will expire by 2024, 2025, 2026, if unused.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits, exclusive of related interest and penalties, for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the Year Ended
	December 31,
	2018	2019	2020
Balance as of the beginning of the year	—	15,496	34,710
Increase relating to prior year tax positions	—	6,051	—
Increase related to current year tax positions	15,484	14,392	21,966
Settlement	—	(1,235)	(7,100)
Foreign currency translation adjustment	12	6	(23)
Balance as of the end of the year	15,496	34,710	49,553

As of December 31, 2019 and 2020, the Company had recorded 1) RMB34,710 and RMB49,553 as an accrual for unrecognized tax benefits, and 2) RMB3,673 and RMB6,390 as related interest and penalties, respectively, which are included in other non-current liabilities. The unrecognized tax benefits represent the estimated tax expenses the Company would be required to pay, should the deductible expenses for tax purpose recognized in accordance with tax laws and regulations. The unrecognized tax benefits would impact the effective tax rate if recognized. The Company is currently unable to provide an estimate of a range of total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months.

For the years ended December 31, 2018, 2019 and 2020, the Company recognized nil, RMB3,673 and RMB2,717 in income tax expenses for interest and penalties related to unrecognized tax benefits, respectively.